MANAGEMENT AGREEMENT

This MANAGEMENT AGREEMENT (“Agreement”) is made this  23rd  day of

  July  , 2025, by and between Franklin BSP Lending Fund (the “Fund”) and Franklin

Templeton Fund Adviser, LLC, a Delaware limited liability company (the “Manager”).

WHEREAS, the Fund is a Delaware statutory trust registered as a closed-end management investment company operating as an interval fund under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Manager is engaged primarily in rendering investment advisory and management services and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended;

WHEREAS, the Fund wishes to retain the Manager to provide investment advisory and management services to the Fund; and

WHEREAS, the Manager is willing to furnish such services on the terms and conditions hereinafter set forth.

NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed as follows:

1.The Fund hereby appoints the Manager to act as investment adviser of the Fund for the period and on the terms set forth in this Agreement. The Manager accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

2.The Fund shall at all times keep the Manager fully informed with regard to the securities owned by it, its funds available, or to become available, for investment, and generally as to the condition of its affairs. It shall furnish the Manager with such other documents and information with regard to its affairs as the Manager may from time to time reasonably request.

3.(a) Subject to the supervision of the Fund’s Board of Trustees (the “Board”), the Manager shall regularly provide the Fund with investment research, advice, management and supervision and shall furnish a continuous investment program for the Fund’s portfolio of securities and other investments consistent with the Fund’s investment objectives, policies and restrictions, as stated in the Fund’s current Prospectus and Statement of Additional Information, and in accordance with any exemptive orders issued by the Securities and Exchange Commission (the “SEC”) applicable to the Fund and any SEC staff no-action letters applicable to the Fund. The Manager shall determine from time to time what securities and other investments will be purchased (including, as permitted in accordance with this paragraph, unregistered investment funds, holding vehicles or other investment vehicles (“Portfolio Funds”), and direct or indirect (through special purpose vehicles or other entities) equity or debt securities of portfolio companies, swap agreements, options, forwards and futures), retained, sold or exchanged by the Fund and what portion of the assets of the Fund’s portfolio will be held in the various securities and other investments in which the Fund invests, and shall implement those decisions, all subject to the provisions of the Fund’s Agreement and Declaration of Trust and By-Laws (collectively, the “Governing Documents”), the 1940 Act, and the applicable rules and regulations promulgated thereunder by the SEC and interpretive guidance issued thereunder by the SEC staff and any other

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applicable federal and state law, as well as the investment objectives, policies and restrictions of the Fund and any exemptive orders and SEC staff no-action letters applicable to the Fund referred to above, and any other specific policies adopted by the Board and disclosed to the Manager. The Manager is authorized as the agent of the Fund to give instructions to the custodian of the Fund and any sub-custodian or prime broker or other intermediary as to deliveries of securities and other investments and payments of cash in respect of transactions or cash margin calls or unfunded commitments for the account of the Fund. Subject to applicable provisions of the 1940 Act and direction from the Board, the investment program to be provided hereunder may entail the investment of all or substantially all of the assets of the Fund in one or more investment companies or issuers that do not meet, or are excepted from, the definition of investment company under the 1940 Act. The Manager will place orders pursuant to its investment determinations for the Fund either directly with the issuer, seller or with any broker or dealer, foreign currency dealer, futures commission merchant, counterparty or others selected by it. In connection with the selection of such brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)) to the Fund and/or the other accounts over which the Manager or its affiliates exercise investment discretion. The Manager is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund, which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Manager determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the Manager and its affiliates have with respect to accounts over which they exercise investment discretion. The Board may adopt policies and procedures that modify and restrict the Manager’s authority regarding the execution of the Fund’s portfolio transactions provided herein. The Manager shall also provide advice and recommendations with respect to other aspects of the business and affairs of the Fund, shall exercise voting rights, rights to consent to corporate action and any other rights pertaining to the Fund’s portfolio securities subject to such direction as the Board may provide, and shall perform such other functions of investment management and supervision as may be directed by the Board. The Manager may execute on behalf of the Fund certain agreements, instruments and documents in connection with the services performed by it under this Agreement. These may include, without limitation, purchase and sale agreements for Portfolio Fund interests and other assets, transfer agreements, brokerage agreements, clearing agreements, account documentation, futures and option agreements, swap agreements, other investment related agreements, and any other agreements, documents or instruments the Manager believes are appropriate or desirable in performing its duties under this Agreement.

(b)Subject to the direction and control of the Board, the Manager shall perform or cause to be performed such investment management services as may from time to time be reasonably requested by the Fund as necessary for the operation of the Fund. The Manager will act as the Fund’s liaison with administrators, sub-administrators, custodians, depositories, transfer agents, pricing agents, dividend disbursing agents, financial intermediaries, other shareholder servicing agents, accountants, attorneys, underwriters, brokers and dealers, corporate fiduciaries, insurers, banks and such other persons as may reasonably be requested by the Trustees of the Fund. Notwithstanding the foregoing, the Manager shall not be deemed to have assumed any duties with

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respect to, and shall not be responsible for, the distribution of the shares of any Fund, nor shall the Manager be deemed to have assumed or have any responsibility with respect to functions specifically assumed by any transfer agent, fund accounting agent, custodian, shareholder servicing agent or other agent, in each case employed by the Fund to perform such functions.

(c)The Fund hereby authorizes any entity or person associated with the Manager, which is a member of a national securities exchange, to effect any transaction on the exchange for the account of the Fund which is permitted by Section 11(a) of the Exchange Act and Rule 11a2-2(T) thereunder, and the Fund hereby consents to the retention of compensation for such transactions in accordance with Rule 11a2-2(T)(a)(2)(iv).

4.Subject to the Board’s approval, at the expense of the Manager and to the extent permitted by any exemptive orders or SEC staff no-action letters applicable to the Fund, the Manager or the Fund may enter into contracts with one or more investment sub-advisers, including without limitation, affiliates of the Manager, in which the Manager delegates to such investment sub-advisers any or all its duties specified hereunder, on such terms as the Manager will determine to be necessary, desirable or appropriate, provided that in each case the Manager shall supervise the activities of each such sub-adviser and further provided that such contracts impose on any investment sub-adviser bound thereby all the conditions to which the Manager is subject hereunder and that such contracts are entered into in accordance with and meet all applicable requirements of the 1940 Act.

5.(a) The Manager shall oversee the maintenance of all books and records with respect to the Fund’s securities transactions and the keeping of the Fund’s books of account in accordance with all applicable federal and state laws and regulations. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Manager hereby agrees that any records that it maintains for the Fund are the property of the Fund, and further agrees to surrender promptly to the Fund any of such records upon the Fund’s request. The Manager further agrees to arrange for the preservation of the records required to be maintained by Rule 31a-1 under the 1940 Act for the periods prescribed by Rule 31a-2 under the 1940 Act. The Manager shall authorize and permit any of its directors, officers and employees, who may be elected as Board members or officers of the Fund, to serve in the capacities in which they are elected.

(b)All investment professionals of the Manager and its staff, when and to the extent engaged in providing investment advisory services hereunder, and the compensation and routine overhead expenses of such personnel allocable to such services, will be provided and paid for by the Manager and not by the Fund, except as otherwise permitted within the prospectus or herein. The Fund will bear all other expenses to be incurred in its operation (including to the extent such operations are performed by the Manager or its affiliates), including, without limitation: (i) advisory fees; (ii) distribution fees; (iii) fees for administrative services (iv) servicing fees; (v) interest; (vi) taxes; (vii) governmental fees; (viii) voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (ix) organization costs of the Fund; (x) the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s securities and other investments and any losses in connection therewith; (xi) fees and expenses of custodians, transfer agents, financial intermediaries, registrars, independent pricing vendors or other agents; (xii) acquisition or disposition fees; (xiii) professional fees relating to investments, including expenses of consultants, investment bankers, attorneys, accountants and other experts; (xiv) fees and expenses relating to

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software tools, programs or other technology (including risk management software, fees to risk management services providers, third-party software licensing, implementation, data management and recovery services and custom development costs); (xv)  research and market data (including news and quotation equipment and services, and any computer hardware and connectivity hardware (e.g., telephone and fiber optic lines) incorporated into the cost of obtaining such research and market data); (xvi) taxes; (xvii) legal expenses (including in connection with investment activities); (xviii) loan commitment fees; (xix) expenses relating to share certificates;

(xx)expenses relating to the issuing and redemption or repurchase of the Fund’s shares and servicing shareholder accounts; (xxi) any costs associated with the Fund’s share repurchase program; (xxii) any costs and expenses associated with or related to due diligence performed with respect to the Fund’s offering of its shares, including but not limited to costs associated with or related to due diligence activities performed by, on behalf of, or for the benefit of broker-dealers, registered investment advisers, and third-party due diligence providers expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law; (xxiii) expenses of preparing, setting in print, printing, mailing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders; (xxiv) costs of stationery; (xxv) website costs; (xxvi) fees and expenses of Trustees not also serving in an officer capacity for the Fund or the Manager;

(xxvii)costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund; (xxviii) Board fees; (xxvix) audit fees; (xxx) travel expenses of officers, members of the Board and employees of the Fund, if any; (xxxi) costs associated with reporting and compliance obligations under the 1940 Act and applicable federal and state securities laws, including compliance with the Sarbanes-Oxley Act of 2002; (xxxii) the Fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Fund and its officers, Board members and employees; and (xxxiii) litigation, arbitration, mediation, or government investigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify the Fund’s Board members and officers with respect thereto; expenses of the administration of the Fund, including negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; compliance, fund accounting, regulatory reporting, and tax reporting services; expenses related to the engagement of any third-party professionals, consultants, experts or specialists hired to perform work in respect of the Fund; all other expenses incurred by the Fund in connection with administering the Fund’s business, including the Fund’s allocable portion of the cost of the Fund’s chief compliance officer, treasurer, secretary, investor relations personnel and their respective staffs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits or proceedings to which the Fund is a party and legal obligations that the Fund may have to indemnify the Fund’s trustees, officers and/or employees or agents with respect to these actions, suits or proceedings. It also is understood that if the Manager or any of its affiliates provide accounting services to the Fund, the Fund will reimburse the Manager and its affiliates for their costs in providing such accounting services to the Fund.

For the avoidance of doubt, it also is understood and agreed that if persons associated with the Manager or any of its affiliates, including persons who are officers of the Fund, provide accounting, legal, clerical, compliance or administrative services to the Fund at the request of the

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Fund, the Fund may reimburse the Manager and its affiliates for their costs in providing such accounting, legal, clerical, compliance or administrative services to the Fund (which costs may include an allocation of overhead including rent and the allocable portion of the salaries and benefits of the relevant persons and their respective staffs, including travel expenses). Nothing contained herein shall be construed to restrict the Fund’s right to hire its own employees or to contract for services to be performed by third parties.

6.No member of the Board, officer or employee of the Fund shall receive from the Fund any salary or other compensation as such member of the Board, officer or employee while he is at the same time a director, officer, or employee of the Manager or any affiliated company of the Manager, except as the Board may decide. This paragraph shall not apply to Board members, executive committee members, consultants and other persons who are not regular members of the Manager’s or any affiliated company’s staff.

7.(a) In consideration of the services provided by the Manager under this Agreement, the Fund will pay the Manager an advisory fee (the “Advisory Fee”) as indicated on Schedule A.

(b)The Advisory Fee shall be paid as described on Schedule A. For purposes of determining the Advisory Fee payable to the Manager, the Fund’s net asset value will be calculated prior to the inclusion of any amounts of the Advisory Fee payable to the Manager or to any purchases or repurchases of shares of the Fund or any distributions by the Fund.

(c)For the purpose of determining fees payable to the Manager under this Section 7, the value of the Fund’s assets will be computed at the times and in the manner specified in the Registration Statement, and on days on which the value of Fund assets are not so determined, the asset value computation to be used will be as determined on the immediately preceding day on which the assets were determined. Furthermore, fees payable to the Manager under this Section 7 will be earned and attributed to each class of the Fund's shares based on the net asset value and net profits of the Fund attributable to each such class of shares and in accordance with U.S. Generally Accepted Accounting Principles applicable to the Fund.

(d)The Fund shall make any payments due hereunder to the Manager or, if the Manager directs, to an entity the Manager controls, is controlled by the Manager or with which the Manager is under common control (including any sub-adviser of the Fund). Subject to the requirements of the 1940 Act and any applicable exemptive relief from the SEC, the Manager may elect to receive all or a portion of the Advisory Fee in common shares of the Fund (the “Shares”) in lieu of cash as follows:

(i)At the beginning of each fee calculation period, the Manager will notify the Fund of its election to receive any Advisory Fees for such payment period in cash, Shares or a combination of cash and Shares.

(ii)The number of Shares that the Manager will receive will be equal to the quotient of (x) the sum of the cash value of Advisory Fees elected by the Manager for payment in Shares and (y) the greater of (i) the then-current net asset value per Share of the applicable Share class when such fees become due and (ii) the then-current offering price of the applicable class of Shares when such fees become due.

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8.The Manager assumes no responsibility under this Agreement other than to render the services called for hereunder, in good faith, and shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the Fund, provided that nothing in this Agreement shall protect the Manager against any liability to the Fund to which the Manager would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties hereunder. As used in this Section 8, the term “Manager” shall include any affiliates of the Manager performing services for the Fund contemplated hereby and the partners, shareholders, directors, officers and employees of the Manager and such affiliates.

9.Nothing in this Agreement shall limit or restrict the right of any director, officer, or employee of the Manager who may also be a Board member, officer, or employee of the Fund, to engage in any other business or to devote his time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature, nor to limit or restrict the right of the Manager to engage in any other business or to render services of any kind, including investment advisory and management services, to any other fund, firm, individual or association. If the purchase or sale of securities or other assets consistent with the investment policies of the Fund or one or more other accounts of the Manager is considered at or about the same time, transactions in such securities or other assets will be allocated among the accounts in a manner deemed equitable by the Manager. Such transactions may be combined, in accordance with applicable laws and regulations, and consistent with the Manager’s policies and procedures as presented to the Board from time to time.

10.For the purposes of this Agreement, the Fund’s “net assets” shall be determined as provided in the Fund’s then-current Prospectus and Statement of Additional Information and the terms “assignment,” “interested person,” and “majority of the outstanding voting securities” shall have the meanings given to them by Section 2(a) of the 1940 Act, subject to such exemptions as may be granted by the SEC by any rule, regulation or order.

11.This Agreement will become effective with respect to the Fund on the date set forth below the Fund’s name on Schedule A annexed hereto, provided that it shall have been approved in accordance with the requirements of the 1940 Act (as modified by any applicable exemptive relief or as interpreted by the SEC or its staff) and, unless sooner terminated as provided herein, will continue in effect until the second anniversary of the date of effectiveness. Thereafter, if not terminated, this Agreement shall continue in effect with respect to the Fund, so long as such continuance is specifically approved at least annually in the manner required by the 1940 Act (as modified by any applicable exemptive relief or as interpreted by the SEC or its staff).

12.This Agreement is terminable with respect to the Fund without penalty by the Board or by vote of a majority of the outstanding voting securities of the Fund, in each case on not more than sixty (60) calendar days’ nor less than thirty (30) calendar days’ written notice to the Manager, or by the Manager upon not less than ninety (90) calendar days’ written notice to the Fund, and will be terminated upon the mutual written consent of the Manager and the Fund. This Agreement shall terminate automatically in the event of its assignment by the Manager and shall not be assignable by the Fund without the consent of the Manager.

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13.The Manager agrees that for services rendered to the Fund, or for any claim by it in connection with services rendered to the Fund, it shall look only to assets of the Fund for satisfaction. The undersigned officer of the Fund has executed this Agreement not individually, but as an officer under the Fund’s Agreement and Declaration of Trust and the obligations of this Agreement are not binding upon any of the Trustees, officers or shareholders of the Fund individually.

14.No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no material amendment of the Agreement shall be effective until approved in the manner required by the 1940 Act.

15.This Agreement embodies the entire agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to the subject matter hereof. No provision of this Agreement is intended to conflict with any applicable law. Should any part of this Agreement be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding on and shall inure to the benefit of the parties hereto and their respective successors and permitted assigns.

16.This Agreement does not, and is not intended to, create any third-party beneficiary or otherwise confer any rights, privileges, claims or remedies upon any shareholder or other person other than the parties and their respective successors and permitted assigns.

17.This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the State of New York without regard to conflicts of laws principles. Any legal suit, action or proceeding related to, arising out of or concerning this Agreement shall be brought only in the U.S. District Court for the Southern District of New York, or if such action may not be brought in that court, then such action shall be brought in the Supreme Court of the State of New York sitting in New York County (including its appellate division) (the “Designated Courts”). Each party (a) consents to jurisdiction in the Designated Courts, (b) waives any objection to venue in either Designated Court, and (c) waives any objection that either Designated Court is an inconvenient forum. For any action commenced in the Supreme Court of the State of New York, application shall be submitted to the Commercial Division.

18.Subject to the proviso of the first sentence of Section 8 of this Agreement, the Manager shall not be liable for any losses caused directly or indirectly by circumstances beyond the Manager’s reasonable control, including, without limitation, government restrictions, exchange or market rulings, suspensions of trading, acts of civil or military authority, national emergencies, riots, terrorism, war, or such other event of similar nature, labor difficulties, non- performance by a third party not hired or otherwise selected by the Manager to provide services in connection with this Agreement, natural disaster, casualty, elements of nature, fires, earthquakes, floods, or other catastrophes, acts of God, mechanical breakdowns, or malfunctions, failure or disruption of utilities, communications, computer or information technology (including, without limitation, hardware or software), internet, firewalls, encryptions systems, security devices, or power supply.

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[signature page to follow]

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers thereunto duly authorized.

FRANKLIN BSP LENDING FUND

By: /s/Jane Trust

Name:	Jane Trust
Title:	President and Chief Executive Officer

FRANKLIN TEMPLETON FUND

ADVISER, LLC

By: /s/Jane Trust

Name: Jane Trust

Title: President and Chief Executive Officer

[Signature Page to the Management Agreement of Franklin BSP Lending Fund]

Schedule A

Franklin BSP Lending Fund

Effective Date:

The date the Fund commences investment operations following the time its registration statement is declared effective.

Advisory Fee:

Calculated and payable monthly in arrears at an annual rate of 0.75% based on the average daily value of the Fund’s net assets.